UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:             |_|; Amendment Number: ____

This  Amendment (Check  only  one):  |_|  is a restatement
                                     |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:

/s/ Manish Chopra                New York, New York             May 11, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $186,298
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                       Name
--------------------                       ----

(1) 028-12144                              Tiger Veda Global L.P.
(2) 028-12700                              Tiger Veda L.P.

                                           FORM 13F INFORMATION TABLE
                                           Tiger Veda Management, LLC
                                                 March 31, 2010

ITEM 1:                       ITEM 2:         ITEM 3:     ITEM 4:        ITEM 5:        ITEM 6:
NAME OF ISSUER             TITLE OF CLASS     CUSIP       VALUE     SHS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
                                                          (x1000)   PRN AMT PRN CALL  DISCRETION     MANAGER   SOLE    SHARED   NONE

AMERICAN TOWER CORP           CL A            029912201    9,630    226,000 SH        SHARED-DEFINED (1),(2)   226,000
ATLAS ENERGY INC              COM             049298102    2,801     90,000 SH        SHARED-DEFINED (1),(2)    90,000
CEMEX SAB DE CV               SPON ADR NEW    151290889    6,790    665,000 SH        SHARED-DEFINED (1),(2)   665,000
CIT GROUP INC                 COM NEW         125581801   13,485    346,119 SH        SHARED-DEFINED (1),(2)   346,119
DIRECTV                       COM CL A        25490A101    4,716    139,500 SH        SHARED-DEFINED (1),(2)   139,500
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101    7,149    193,101 SH        SHARED-DEFINED (1),(2)   193,101
HOLLY CORP                    COM PAR $0.01   435758305   10,536    377,500 SH        SHARED-DEFINED (1),(2)   377,500
LIBERTY GLOBAL INC            COM SER A       530555101    3,208    110,000 SH        SHARED-DEFINED (1),(2)   110,000
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105   14,490  1,048,463 SH        SHARED-DEFINED (1),(2) 1,048,463
MASTERCARD INC                CL A            57636Q104   25,400    100,000 SH        SHARED-DEFINED (1),(2)   100,000
MONSANTO CO NEW               COM             61166W101   12,427    174,000 SH        SHARED-DEFINED (1),(2)   174,000
ORIENTAL FINL GROUP INC       COM             68618W100    6,241    462,300 SH        SHARED-DEFINED (1),(2)   462,300
POPULAR INC                   COM             733174106    8,550  2,938,000 SH        SHARED-DEFINED (1),(2) 2,938,000
RENAISSANCERE HOLDINGS LTD    COM             G7496G103   14,814    261,000 SH        SHARED-DEFINED (1),(2)   261,000
SAFETY INS GROUP INC          COM             78648T100    3,381     89,763 SH        SHARED-DEFINED (1),(2)    89,763
SBA COMMUNICATIONS CORP       COM             78388J106    6,810    188,800 SH        SHARED-DEFINED (1),(2)   188,800
SEACOR HOLDINGS INC           COM             811904101   14,288    177,144 SH        SHARED-DEFINED (1),(2)   177,144
SOUTHERN UN CO NEW            COM             844030106   14,664    578,000 SH        SHARED-DEFINED (1),(2)   578,000
VISA INC                      COM CL A        92826C839    6,918     76,000 SH        SHARED-DEFINED (1),(2)    76,000






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